Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Deficit (Tables) [Line Items]
Schedule of Stock by Class [Table Text Block]
The shares of Series X Preferred stock were issued as follows:

	Type of		Share	Liability
Name	Liability	# shares	Value	Amount		Loss

Ronald Riewold, Director	Deferred Compensation	1,200	$41,675	$30,000		$(11,675)
Larry Diamond, Director and CEO	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
Julie R. Smith, Director, COO and President (c) (now ex-Officer and Director)	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
James Crone, ex-Officer and Director	Deferred Compensation	2,884	$100,158	$72,089		$(28,069)
Louis Deluca, ex-Officer and Director	Deferred Compensation	2,400	$83,350	$60,000		$(23,350)
Irish Italian Retirement Fund	Consulting services, notes payable (a)	12,503	$434,216	$312,572	(a)	$(121,644)
Frank Lightmas	Legal fees	3,240	$112,522	$81,000	(b)	$(31,522)
Total		26,227	$910,837	$655,661		$(255,176)

(a) Amount consists of accounts payable for consulting services of $174,813, and principal plus interest due on notes payable in the amount of $137,759.

(b) Amount consists of $71,279 in legal fees due and $9,721 in prepaid legal fees.

(c) Ms. Smith resigned effective July 1, 2020.

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
The following table summarizes the options outstanding at December 31, 2020 and the related prices for the options to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$0.03	13,453,879	9.42	$0.03	11,303,879	$0.03
	13,453,879	9.42	$0.03	11,303,879	$0.03

Share-based Payment Arrangement, Option, Activity [Table Text Block]
Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($) (A)
Outstanding at December 31, 2018	67,879	$0.03
Granted	-	-
Cancelled	-	-

Outstanding at December 31, 2019	67,879	$0.03

Granted	14,886,000	$0.03
Cancelled	(1,500,000)	0.03
Outstanding at December 31, 2020	13,453,879	$0.03

Exercisable at December 31, 2020 (B)	11,303,879	$0.03
(A)

On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.

(B)

On December 28, 2020, the Company accelerated the vesting of certain of its options issued to Board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company valued stock options during the years ended December 31, 2020 and 2019 using the Black-Scholes valuation model utilizing the following variables:

	December 31,	December 31,
	2020	2019
Volatility	149.4% to 209.6%	228.0% to 229.4%
Dividends	$-	$-
Risk-free interest rates	0.55% to 1.30%	1.75% to 2.53%
Term (years)	5.00	5.00

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes the warrants outstanding at December 30, 2020 and the related prices for the warrants to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding at December 31, 2018	1,167,653	$2.18

Granted	400,000	$0.00858
Additional warrants due to trigger of ratchet feature	6,659,382	$0.00858
Exercised – cashless conversion	(3,514,900)	$0.00858
Forfeited	(2,769,482)	$0.00858
Expired	(142,653)	17.42
Outstanding at December 31, 2019	1,800,000	$0.00858

Granted	6,582,382	$0.00858
Exercised	(8,382,382)	$0.0561
Outstanding at December 31, 2020	-	$-

Series X Preferred Stock [Member]
Stockholders' Deficit (Tables) [Line Items]
Schedule of Stock by Class [Table Text Block]
The shares of Series X Preferred stock were issued as follows:

	Type of		Share	Liability
Name	Liability	# shares	Value	Amount		Loss

Ronald Riewold, Director	Deferred Compensation	1,200	$41,675	$30,000		$(11,675)
Larry Diamond, Director and CEO	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
Julie R. Smith, Director and President (now ex-Officer and Director)	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
James Crone, ex-Officer and Director	Deferred Compensation	2,884	$100,158	$72,089		$(28,069)
Louis Deluca, ex-Officer and Director	Deferred Compensation	2,400	$83,350	$60,000		$(23,350)
Irish Italian Retirement Fund	Consulting services, notes payable (a)	12,503	$434,216	$312,572	(a)	$(121,644)
Frank Lightmas	Legal fees	3,240	$112,522	$81,000	(b)	$(31,522)
Total		26,227	$910,837	$655,661		$(255,176)